Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 23, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Class of Stock [Line Items]
Payments of offering costs	$ 8,000		$ 6,256	$ 0	$ 2,113
Janus Living OP
Class of Stock [Line Items]
Unit redemption ratio			1
LTIP Units (in shares)		392,000	392,000
IPO
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)		$ 20	$ 20
Issuance of common stock in connection with initial public offering, net of underwriting fees	966,000
Payments of offering costs	$ 65,000
Healthpeak
Class of Stock [Line Items]
Aggregate consideration		$ 4,300,000
Class A-1 Shares
Class of Stock [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees			$ 901,326	$ 0
Criteria redemption units (in shares)		75,917,780	75,917,780
Criteria redemption units		$ 1,800,000	$ 1,800,000
Class A-1 Shares | Janus Living OP
Class of Stock [Line Items]
Common unit, issued (in shares)	187,222,996	187,222,996	187,222,996
Unit redemption ratio			1
Class A-1 Shares | IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		48,300,000
Class A-1 Shares | Healthpeak
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	138,816,246	138,816,246
Janus Living OP Common Units | Healthpeak
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	75,917,780	75,917,780
Common Class A-2 | Healthpeak
Class of Stock [Line Items]
Aggregate consideration	$ 760
LTIP Units | Certain Employees Of Janus Living, Inc. | Janus Living OP
Class of Stock [Line Items]
Issuance of common stock, net (in shares)			392,000